SHARE-BASED COMPENSATION (Details Narrative) - USD ($)	1 Months Ended		6 Months Ended
	Jun. 23, 2021	Jun. 23, 2020	Mar. 31, 2022	Mar. 31, 2021	Sep. 30, 2021	Dec. 11, 2019
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation				$ 316,668
Common stock, par value			$ 0.0001		$ 0.0001	$ 0.0001
Exercise price
Fair value of shares granted
Share price			$ 5.0
Risk free interest rate			4.35%
Expected term			1 year
Exercise price			$ 0.01
Volatility			71.10%
Dividends
General and Administrative Expense [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation			$ 89,820
Consultant [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock Issued During Period, Shares, Issued for Services		633,333
Stock Issued During Period, Value, Issued for Services		$ 633,333
Director [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Number of shares granted	36,000
Common stock, par value	$ 0.0001
Exercise price	$ 0.01
Options vested and expected to vest term	12 months
Fair value of shares granted	$ 179,640